DEBT (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended								3 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Aug. 04, 2013 Senior term facility maturing in 2017	Aug. 04, 2013 Asset based lending facility maturing in 2017	Feb. 03, 2013 Asset based lending facility maturing in 2017	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Feb. 03, 2013 Senior Notes due 2020	Feb. 01, 2013 Senior Notes due 2020	Apr. 12, 2012 Senior Notes due 2020	May 05, 2013 First Quarter 2012 Refinancing Transactions	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Senior term facility maturing in 2017	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Asset based lending facility maturing in 2017	May 05, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Second Priority Notes due 2020	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Senior Notes due 2020	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Senior Notes due 2020	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Senior Notes due 2020 Equity sponsors and affiliates
Debt
Note issued, amount					$ 1,000																		$ 950	$ 675		$ 757
Note issued, interest rate						1.69%	1.96%	8.125%	8.125%	8.125%	11.00%	11.00%	11.00%		14.875%	14.875%							8.125%	11.00%		14.875%
Line of credit facility, maximum borrowing capacity						1,500	1,500												1,000	1,500
Non-cash investment in notes																											484
Debt issuance costs incurred																	75	80
Gains (losses) on extinguishment of debt	(489)	(220)	(709)	(5)		(3)								(452)			(220)	(220)
Premium Payment for redeeming notes prior to maturity														422							150				422
Extinguishment of debt, write-off unamortized deferred debt costs														2			46	46
Extinguishment of debt, write-off remaining unamortized other asset														28							24	24
Redemption price (as a percent)																									100.00%
Un-capitalized PIK interest																									$ 37